Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt [abstract]
Schedule of movement in debt

	Credit Facilities	Convertible debentures	Total
Balance at December 31, 2018	$69,302	$-	$69,302
Proceeds from convertible debentures	-	46,000	46,000
Transaction costs paid	-	(2,490)	(2,490)
Portion allocated to equity	-	(7,141)	(7,141)
Transaction costs allocated to equity	-	389	389
Amortization of discount	128	347	475
Drawdowns	40,000	-	40,000
Balance at December 31, 2019	109,430	37,105	146,535
Amortization of discount	420	1,661	2,081
Drawdowns	65,000	-	65,000
Payments	(55,000)	-	(55,000)
Balance at December 31, 2020	$119,850	$38,766	$158,616